Cover	Jul. 30, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2022
Entity File Number	001-38795
Entity Registrant Name	Romeo Power, Inc.
Entity Central Index Key	0001757932
Entity Tax Identification Number	83-2289787
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5560 Katella Avenue
Entity Address, City or Town	Cypress
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90630
City Area Code	833
Local Phone Number	467-2237
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RMO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	4380 Ayers Avenue
Entity Address, City or Town	Vernon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90058